Share Based Payment (Details 1) - Share options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of options, Outstanding at beginning of year	4,055,260	2,384,909	1,099,240
Number of options, Granted	900,048	2,194,648	1,444,164
Number of options, Exercised	(179,257)	(159,648)	(4,235)
Number of options, Forfeited	(955,356)	(351,810)	(78,734)
Number of options, Expired	(348,148)	(12,839)	(75,526)
Number of options, Outstanding at end of year	3,472,547	4,055,260	2,384,909
Number of options, Exercisable at end of year	1,879,377	1,552,660	1,061,645
Average exercise price, Outstanding at beginning of year	$ 1.26	$ 0.84	$ 0.49
Average exercise price, Granted	0.46	1.7	1.07
Average exercise price, Exercised	0.57	0.51	0.4
Average exercise price, Forfeited	1.23	1.52	0.51
Average exercise price, Expired	1.13	1.12	0.46
Average exercise price, Outstanding at end of year	1.11	1.26	0.84
Average exercise price per, Exercisable at end of year	$ 0.89	$ 0.74	$ 0.55